Share-Based Compensation - Summary of Restricted Stock Units (Detail) - RSUs [Member] - 2015 EIP [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	2,292,738	1,008,175
Granted	5,939,340	1,454,199
Forfeited	(119,285)	(169,636)
Non-vested balance, ending	8,112,793	2,292,738
Non-vested units, Beginning balance	$ 36.53	$ 32.50
Weighted Average Grant Date Fair Value,Granted		39.19
Weighted Average Grant Date Fair Value,Forfeited		36.36
Non-vested units , Ending balance		$ 36.53